Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,617,000
Previously Paid Amount	0.00
Total Fee Amount	553.76
Total Offset Amount	0.00
Net Fee	553.76
Narrative - Max Aggregate Offering Price	$ 3,617,000
Final Prospectus	true